As filed with the Securities and Exchange Commission on January 20, 2017

1933 Act File No. 33-7638
1940 Act File No. 811-4777

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 78

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 80

MFS® SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of January 2017.

MFS® SERIES TRUST I

By:	DAVID L. DILORENZO*
Name:	David L. DiLorenzo
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on January 20, 2017.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH*	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

*By:	CHRISTOPHER R. BOHANE
Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to a Power of Attorney, dated December 6, 2016 (Trustees), and a Power of Attorney, dated January 1, 2017 (DiLorenzo) (Yost); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 6th day of December, 2016.

STEVEN E. BULLER	Trustee
Steven E. Buller

ROBERT E. BUTLER	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING	Trustee
David H. Gunning

WILLIAM R. GUTOW	Trustee
William R. Gutow

MICHAEL HEGARTY	Trustee
Michael Hegarty

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

ROBERT J. MANNING	Trustee
Robert J. Manning

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

ROBERT W. UEK	Trustee
Robert W. Uek

MFS Series Trust I
MFS Series Trust II
MFS Series Trust III
MFS Series Trust IV
MFS Series Trust V
MFS Series Trust VI
MFS Series Trust VII
MFS Series Trust VIII
MFS Series Trust IX
MFS Series Trust X
MFS Series Trust XI
MFS Series Trust XII
MFS Series Trust XIII
MFS Series Trust XIV
MFS Series Trust XV
MFS Series Trust XVI
Massachusetts Investors Growth Stock Fund
Massachusetts Investors Trust
MFS Institutional Trust
MFS Municipal Series Trust
MFS Variable Insurance Trust
MFS Variable Insurance Trust II
MFS Variable Insurance Trust III
MFS California Municipal Fund
MFS Charter Income Trust
MFS Government Markets Income Trust
MFS High Income Municipal Trust
MFS High Yield Municipal Trust
MFS Intermediate High Income Fund
MFS Intermediate Income Trust
MFS Investment Grade Municipal Trust
MFS Multimarket Income Trust
MFS Municipal Income Trust
MFS Special Value Trust
(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Mark N. Polebaum, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan

A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1st day of January, 2017.

DAVID L. DILORENZO	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST	Principal Financial and Accounting Officer
James O. Yost

MFS SERIES TRUST I

MFS® CORE EQUITY FUND

MFS® LOW VOLATILITY EQUITY FUND

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

MFS® NEW DISCOVERY FUND

MFS® RESEARCH INTERNATIONAL FUND

MFS® TECHNOLOGY FUND

MFS® U.S. GOVERNMENT CASH RESERVE FUND

MFS® VALUE FUND

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

101	Risk/Return summary of each fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)